Share Based Compensation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total compensation cost	$ 34	$ 21
Percentage of vesting of award under share-based payment arrangement	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	0
Two Thousand Nineteen Phantom Equity Bonus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	10,000
Two Thousand Nineteen Phantom Equity Bonus Plan [Member] | Minimum [Member]
Percentage of vesting of award under share-based payment arrangement	25.00%
Two Thousand Nineteen Phantom Equity Bonus Plan [Member] | Maximum [Member]
Percentage of vesting of award under share-based payment arrangement	75.00%
Twenty Twenty Activity Plan [Member] | Phantom Units [Member]
Total unrecognized compensation cost	$ 554
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 34
Two Thousand Nineteen Plan Activity [Member] | Phantom Units [Member]
Total unrecognized compensation cost	$ 368
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	3 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 21